COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

5. COMMITMENTS AND CONTINGENCIES

Commitments

 The Company is party to an agreement with a contract research organization (CRO) to conduct the Phase 2 clinical trial for BPX04, a topical antibiotic for the treatment of rosacea. The actual amounts owed under the agreement and the timing of those obligations depend on various factors, including the rate of patient enrollment, any protocol amendments and other factors relating to the clinical trial. As of October 31, 2019, all liability amounts were recorded, excluding any potential amendments to the agreement. The Company can terminate the agreement at any time and any amounts incurred through the termination date would be due to the CRO.

See Note 9 for discussion regarding the Company’s operating and financing lease commitments.

Legal Proceedings

The Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. In addition, the Company may receive letters alleging infringement of patents or other intellectual property rights. The Company is not a party to any material legal proceeding, nor is it aware of any pending or threatened litigation that the Company believes is likely to have a material adverse effect on its business, results of operations, cash flows or financial condition should such litigation be resolved unfavorably. These claims, even if not meritorious, could result in the expenditure of significant financial resources and diversion of management efforts.

Indemnification

The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to the Company’s technology. The term of these indemnification agreements is generally perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made.

The Company has entered into indemnification agreements with its directors, officers and certain of its medical advisors that may require the Company to indemnify its directors, officers and such medical advisors against liabilities that may arise by reason of their status or service in these roles, other than liabilities arising from willful misconduct of the individual. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.

5.  COMMITMENTS AND CONTINGENCIES

Commitments

The following table summarizes the Company’s commitments as of January 31, 2019 (in thousands):

		Fiscal years ending January 31,
	Total	2020	2021	2022	2023	2024

Operating lease	$1,539	$280	$315	$324	$334	$286
Capital lease for laboratory equipment	47	22	22	3	—	—
Total	$1,586	$302	$337	$327	$334	$286

On October 30, 2018, the Company signed a lease for 11,793 square feet of office and laboratory space in San Jose, California. The lease commenced in December 2018 and will terminate in December 2023. Rent expense for the years ended January 31, 2019 and 2018 was approximately $586,000 and $612,000, respectively.

The Company is party to an agreement with a contract research organization (CRO) to conduct the Phase 2 clinical trial for BPX04, a topical antibiotic for the treatment of rosacea. The actual amounts owed under the agreement and the timing of those obligations depend on various factors, including the rate of patient enrollment, any protocol amendments and other factors relating to the clinical trial. As of January 31, 2019, the remaining liability under the agreement, excluding any potential amendments to the agreement, was $0.8 million. The Company can terminate the agreement at any time and any amounts incurred through the termination date would be due to the CRO.

 The Company recorded a capital lease obligation related to laboratory equipment in March 2018. The leased asset value was approximately $61,000 and the corresponding current and long-term liabilities were recorded in accrued liabilities and other current liabilities and long-term liabilities, respectively. Total future payments representing interest until the termination of lease are approximately $5,000.

Legal Proceedings

The Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. In addition, the Company may receive letters alleging infringement of patents or other intellectual property rights. The Company is not a party to any material legal proceeding, nor is it aware of any pending or threatened litigation that the Company believes is likely to have a material adverse effect on its business, results of operations, cash flows or financial condition should such litigation be resolved unfavorably. These claims, even if not meritorious, could result in the expenditure of significant financial resources and diversion of management efforts.

Indemnification

The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to the Company’s technology. The term of these indemnification agreements is generally perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made.

The Company has entered into indemnification agreements with its directors, officers and certain of its medical advisors that may require the Company to indemnify its directors, officers and such medical advisors against liabilities that may arise by reason of their status or service in these roles, other than liabilities arising from willful misconduct of the individual. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.